Derivatives (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of Financial Assets [Abstract]
Summary of Fair Value of Derivatives
The Bank assesses and measures the hedge

effectiveness based on the change in the

fair value of the hedging instrument
relative to the change in the cash flows of the

hedged item attributable to movement in

equity price, using the hypothetical derivative

method.
Fair Value of Derivatives
(millions of Canadian dollars) October 31, 2024 October 31, 2023
Fair value as at Fair value as at
balance sheet date balance sheet date
Positive Negative Positive Negative
Derivatives held or issued for trading

purposes
Interest rate contracts
1
Forward rate agreements $ 232 $ 48 $ 464 $ 88
Swaps 11,971 9,470 16,041 12,667
Options written – 1,118 – 2,204
Options purchased 1,210 – 2,265 –
Total interest rate contracts 13,413 10,636 18,770 14,959
Foreign exchange contracts 1
Forward contracts 3,617 2,521 1,968 1,836
Swaps 15,456 14,304 20,123 17,806
Cross-currency interest rate swaps

24,366 22,496 28,902 22,990
Options written – 619 – 619
Options purchased 507 – 503 –
Total foreign exchange contracts 43,946 39,940 51,496 43,251
Credit derivative contracts
Credit default swaps – protection purchased – 294 11 122
Credit default swaps – protection sold 5 2 42 5
Total credit derivative contracts 5 296 53 127
Other contracts
Equity contracts 5,286 6,636 4,350 2,846
Commodity contracts 5,321 5,545 2,108 2,110
Total other contracts 10,607 12,181 6,458 4,956
Fair value – trading 67,971 63,053 76,777 63,293
Derivatives held or issued for non-trading

purposes
Interest rate contracts
Forward rate agreements 8 – 2 1
Swaps 2,005 2,807 4,131 6,246
Options written – 1 – –
Options purchased 16 – 7 –
Total interest rate contracts 2,029 2,808 4,140 6,247
Foreign exchange contracts
Forward contracts 386 494 821 503
Swaps 80 20 31 3
Cross-currency interest rate swaps

6,649 524 5,065 1,116
Total foreign exchange contracts 7,115 1,038 5,917 1,622
Credit derivative contracts
Credit default swaps – protection purchased 1 107 1 45
Total credit derivative contracts 1 107 1 45
Other contracts
Equity contracts 945 1,362 547 433
Total other contracts 945 1,362 547 433
Fair value – non-trading 10,090 5,315 10,605 8,347
Total fair value $ 78,061 $ 68,368 $ 87,382 $ 71,640
1

The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.

Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships
The following table distinguishes derivatives held

or issued for non-trading purposes between

those that have been designated in qualifying

hedge accounting
relationships and those which have not been

designated in qualifying hedge accounting

relationships as at October 31, 2024 and

October 31, 2023.
Fair Value of Non-Trading

Derivatives
1
(millions of Canadian dollars) As at
October 31, 2024
Derivative Assets Derivative Liabilities
Derivatives Derivatives
Derivatives in qualifying not in Derivatives in qualifying not in hedging relationships qualifying hedging relationships qualifying
Fair Cash Net hedging Fair Cash Net hedging
value flow investment relationships Total value flow investment relationships Total
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 932 $ 123 $ – $ 974 $ 2,029 $ 309 $ 1,290 $ – $ 1,209 $ 2,808
Foreign exchange contracts – 6,945 – 170 7,115 – 846 – 192 1,038
Credit derivative contracts – – – 1 1 – – – 107 107
Other contracts – 337 – 608 945 – 132 – 1,230 1,362
Fair value – non-trading $ 932 $ 7,405 $ – $ 1,753 $ 10,090 $ 309 $ 2,268 $ – $ 2,738 $ 5,315
October 31, 2023
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 2,049 $ 33 $ – $ 2,058 $ 4,140 $ 1,195 $ 2,629 $ – $ 2,423 $ 6,247
Foreign exchange contracts – 5,754 – 163 5,917 – 1,597 – 25 1,622
Credit derivative contracts – – – 1 1 – – – 45 45
Other contracts – 434 – 113 547 – 190 – 243 433
Fair value – non-trading $ 2,049 $ 6,221 $ – $ 2,335 $ 10,605 $ 1,195 $ 4,416 $ – $ 2,736 $ 8,347
1

Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance

Sheet. Refer to Note 6 for further details.

Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges
Fair Value Hedges
The following table presents the effects of fair

value hedges on the Consolidated Balance

Sheet and the Consolidated Statement of Income.
Fair Value Hedges
(millions of Canadian dollars)

For the years ended or as at
October 31, 2024
Accumulated Accumulated
Change in Change in fair amount of fair amount of fair
value of hedged value of hedging Carrying value hedge value hedge items for instruments for amounts adjustments adjustments on ineffectiveness ineffectiveness Hedge for hedged on hedged de-designated measurement measurement ineffectiveness items items 1,2 hedged items
Assets
Interest rate risk
Debt securities at amortized cost $ 6,856 $ (6,899) $ (43) $ 113,323 $ (10,995) $ (3,015)
Financial assets at fair value through
other comprehensive income 3,127 (3,146) (19) 53,253 (1,086) (71)
Loans 1,789 (1,798) (9) 52,765 (328) 4
Total assets 11,772 (11,843) (71) 219,341 (12,409) (3,082)
Liabilities
Interest rate risk
Deposits

(2,291)

2,265

(26)

125,519

(3,543)

(136)
Securitization liabilities at amortized cost (163) 163 – 6,865 68 –
Subordinated notes and debentures (50) 50 – 3,158 27 (91)
Total liabilities (2,504) 2,478 (26) 135,542 (3,448) (227)
Total $ 9,268 $ (9,365) $ (97)
October 31, 2023
Assets
Interest rate risk
Debt securities at amortized cost $ (4,408) $ 4,381 $ (27) $ 105,672 $ (18,332) $ (3,378)
Financial assets at fair value through

other comprehensive income (785) 807 22 43,249 (4,230) (68)
Loans (798) 800 2 54,482 (2,322) 9
Total assets (5,991) 5,988 (3) 203,403 (24,884) (3,437)
Liabilities
Interest rate risk
Deposits

1,383

(1,417)

(34)

118,308

(8,641)

(102)
Securitization liabilities at amortized cost 76 (79) (3) 2,124 (65) –
Subordinated notes and debentures 7 (7) – 1,026 (101) (32)
Total liabilities 1,466 (1,503) (37) 121,458 (8,807) (134)
Total $ (4,525) $ 4,485 $ (40)
1

The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.
2

Reported balances represent adjustments to the carrying values of hedged items as included in the “Carrying amounts for hedged items” column in this table.
The following table presents the effects of cash

flow hedges and net investment hedges on the

Bank’s Consolidated Statement of Income and

the Consolidated
Statement of Comprehensive Income.
Cash Flow and Net Investment Hedges
(millions of Canadian dollars) For the years ended
October 31, 2024

Change in fair

Hedging Amount reclassified
Change in value value of hedging

gains (losses) from accumulated Net change
of hedged items instruments for

recognized in other other comprehensive in other
for ineffectiveness ineffectiveness Hedge comprehensive income (loss) comprehensive measurement measurement ineffectiveness income 1 to earnings 1 income (loss) 1
Cash flow hedges 2
Interest rate risk
3
$ (3,602) $ 3,606 $ 4 $ 2,128 $ (2,311) $ 4,439
Foreign exchange risk 4,5,6 (1,863) 1,867 4 1,287 2,204 (917)
Equity price risk 56 (59) (3) (59) (66) 7
Total cash flow hedges $ (5,409) $ 5,414 $ 5 $ 3,356 $ (173) $ 3,529
Net investment hedges $ 457 $ (457) $ – $ (457) $ (41) $ (416)
October 31, 2023
Cash flow hedges 2
Interest rate risk 3 $ 1,260 $ (1,261) $ (1) $ (3,528) $ (3,069) $ (459)
Foreign exchange risk 4,5,6 (4,417) 4,414 (3) 3,824 3,168 656
Equity price risk 374 (374) – (374) (337) (37)
Total cash flow hedges $ (2,783) $ 2,779 $ (4) $ (78) $ (238) $ 160
Net investment hedges $ 1,821 $ (1,821) $ – $ (1,821) $ 15 $ (1,836)
1

Effects on OCI are presented on a pre-tax basis.
2

During the years ended October 31, 2024 and October 31, 2023, there were no instances where forecast hedged transactions failed to occur.
3

Hedged items include forecast interest cash flows on loans
, deposits, and securitization liabilities.
4

For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge

relationships are disclosed in the foreign exchange risk category.
6
Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.

Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)
Reconciliation of Accumulated Other Comprehensive

Income (Loss)
1
(millions of Canadian dollars) For the years ended
October 31, 2024

Accumulated other Accumulated other Accumulated other Accumulated other comprehensive Net changes in other comprehensive comprehensive comprehensive income (loss) comprehensive income (loss) income (loss) on income (loss) on at beginning of year income (loss) at end of year designated hedges de-designated hedges
Cash flow hedges
Interest rate risk $ (6,441) $ 4,439 $ (2,002) $ 455 $ (2,457)
Foreign exchange risk (1,091) (917) (2,008) (2,008) –
Equity price risk (21) 7 (14) (14) –
Total cash flow hedges $ (7,553) $ 3,529 $ (4,024) $ (1,567) $ (2,457)
Net investment hedges
Foreign translation risk $ (6,352) $ (416) $ (6,768) $ (6,768) $ –
October 31, 2023
Cash flow hedges
Interest rate risk $ (5,982) $ (459) $ (6,441) $ (3,463) $ (2,978)
Foreign exchange risk (1,747) 656 (1,091) (1,091) –
Equity price risk 16 (37) (21) (21) –
Total cash flow hedges $ (7,713) $ 160 $ (7,553) $ (4,575) $ (2,978)
Net investment hedges
Foreign translation risk $ (4,516) $ (1,836) $ (6,352) $ (6,352) $ –
1

Presented on a pre-tax basis.

Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives
The following table discloses the notional

amount of OTC and exchange-traded derivatives.
Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Trading
Over-the-Counter 1
Non
Clearing clearing Exchange- Non-
house 2 house traded Total trading 3 Total Total
Notional

Interest rate contracts
Futures $ – $ – $ 761,112 $ 761,112 $ – $ 761,112 $ 1,377,932
Forward rate agreements 550,965 22,772 – 573,737 552 574,289 628,416
Swaps 17,656,335 474,381 – 18,130,716 1,708,529 19,839,245 16,974,557
Options written – 93,559 5,806 99,365 125 99,490 111,734
Options purchased – 112,098 5,550 117,648 1,863 119,511 140,437
Total interest rate contracts 18,207,300 702,810 772,468 19,682,578 1,711,069 21,393,647 19,233,076
Foreign exchange contracts
Forward contracts 39 355,932 – 355,971 24,644 380,615 231,601
Swaps 494 1,685,083 – 1,685,577 7,024 1,692,601 2,021,332
Cross-currency interest rate swaps – 1,525,781 – 1,525,781 143,796 1,669,577 1,448,859
Options written – 56,614 163 56,777 – 56,777 51,216
Options purchased – 49,344 15 49,359 – 49,359 36,959
Total foreign exchange contracts 533 3,672,754 178 3,673,465 175,464 3,848,929 3,789,967
Credit derivative contracts
Credit default swaps – protection purchased 12,469 327 – 12,796 2,708 15,504 12,156
Credit default swaps – protection sold 1,651 242 – 1,893 – 1,893 2,535
Total credit derivative contracts 14,120 569 – 14,689 2,708 17,397 14,691
Other contracts
Equity contracts – 123,991 117,988 241,979 36,049 278,028 221,265
Commodity contracts 118 103,714 141,763 245,595 – 245,595 164,170
Total other contracts 118 227,705 259,751 487,574 36,049 523,623 385,435
Total $ 18,222,071 $ 4,603,838 $ 1,032,397 $ 23,858,306 $ 1,925,290 $ 25,783,596 $ 23,423,169
1
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities.
Acceptable collateral is governed by the Collateralized Trading Policy.
2

Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.
3

Includes $
1,532

billion of OTC derivatives that are transacted with clearing houses (October 31, 2023 – $
1,970

billion) and $
394

billion of OTC derivatives that are transacted with non-
clearing houses (October 31, 2023 – $ 426

billion). There were
no

exchange-traded derivatives both as at October 31, 2024 and October 31, 2023.

Schedule of Notional Amount of Non-trading Derivatives
The following table distinguishes the notional amount

of derivatives held or issued for non-trading

purposes between those that have been

designated in qualifying
hedge accounting relationships and those

which have not been designated in qualifying

hedge accounting relationships.
Notional of Non-Trading Derivatives
(millions of Canadian dollars) As at
October 31, 2024
Derivatives in qualifying hedging relationships Derivatives not in
Derivatives held or issued for Fair Cash Net qualifying hedging hedging (non-trading) purposes value flow 1 Investment 1 relationships Total
Interest rate contracts $ 395,687 $ 340,741 $ – $ 974,641 $ 1,711,069
Foreign exchange contracts – 159,693 – 15,771 175,464
Credit derivative contracts – – – 2,708 2,708
Other contracts – 2,409 – 33,640 36,049
Total notional non-trading $ 395,687 $ 502,843 $ – $ 1,026,760 $ 1,925,290
October 31, 2023
Interest rate contracts $ 372,214 $ 298,328 $ – $ 1,529,603 $ 2,200,145
Foreign exchange contracts – 144,485 – 16,429 160,914
Credit derivative contracts – – – 2,191 2,191
Other contracts – 2,241 – 30,015 32,256
Total notional non-trading $ 372,214 $ 445,054 $ – $ 1,578,238 $ 2,395,506
1
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity
The following table discloses the notional

principal amount of OTC derivatives and exchange-traded

derivatives based on their contractual terms

to maturity.
Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Within Over 1 year Over
Notional Principal 1 year to 5 years 5 years Total Total
Interest rate contracts
Futures $ 639,609 $ 121,503 $ – $ 761,112 $ 1,377,932
Forward rate agreements 550,518 18,386 5,385 574,289 628,416
Swaps 7,354,061 8,828,049 3,657,135 19,839,245 16,974,557
Options written 59,930 35,462 4,098 99,490 111,734
Options purchased 62,000 52,319 5,192 119,511 140,437
Total interest rate contracts 8,666,118 9,055,719 3,671,810 21,393,647 19,233,076
Foreign exchange contracts
Futures – – – – –
Forward contracts 363,791 14,994 1,830 380,615 231,601
Swaps 1,649,432 40,989 2,180 1,692,601 2,021,332
Cross-currency interest rate swaps 419,447 863,763 386,367 1,669,577 1,448,859
Options written 52,418 4,354 5 56,777 51,216
Options purchased 44,184 5,153 22 49,359 36,959
Total foreign exchange contracts 2,529,272 929,253 390,404 3,848,929 3,789,967
Credit derivative contracts
Credit default swaps – protection purchased 1,675 7,406 6,423 15,504 12,156
Credit default swaps – protection sold 431 781 681 1,893 2,535
Total credit derivative contracts 2,106 8,187 7,104 17,397 14,691
Other contracts
Equity contracts 209,083 67,387 1,558 278,028 221,265
Commodity contracts 219,998 25,104 493 245,595 164,170
Total other contracts 429,081 92,491 2,051 523,623 385,435
Total $ 11,626,577 $ 10,085,650 $ 4,071,369 $ 25,783,596 $ 23,423,169

Summary of Hedging Instruments by Term to Maturity
The following table discloses the notional amount

and average price of derivative instruments

designated in qualifying hedge accounting

relationships.
Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31
2024 2023
Within Over 1 year Over 5
Notional 1 year to 5 years years Total Total
Interest rate risk
Interest rate swaps
Notional – pay fixed $ 18,647 $ 106,879 $ 105,214 $ 230,740 $ 238,472
Average fixed interest rate % 2.86 3.06 2.31
Notional – received fixed 112,428 178,069 26,652 317,149 253,798
Average fixed interest rate % 4.17 3.02 3.02
Total notional – interest rate risk 131,075 284,948 131,866 547,889 492,270
Foreign exchange risk
1
Forward contracts
Notional – USD/CAD 2,278 5,466 72 7,816 8,067
Average FX forward rate 1.31 1.30 1.31
Notional – EUR/CAD 2,623 11,180 1,338 15,141 14,664
Average FX forward rate 1.63 1.54 1.56
Notional – other 810 91 – 901 172
Cross-currency swaps 2,3
Notional – USD/CAD 9,345 28,810 8,789 46,944 51,497
Average FX rate 1.29 1.32 1.29
Notional – EUR/CAD 10,197 36,145 15,535 61,877 47,618
Average FX rate 1.41 1.46 1.44
Notional – GBP/CAD 1,792 7,860 108 9,760 5,723
Average FX rate 1.65 1.68 1.73
Notional – other currency pairs 4 5,019 11,537 698 17,254 16,744
Total notional – foreign exchange risk 32,064 101,089 26,540 159,693 144,485
Equity Price Risk
Notional – equity contracts 2,409 – – 2,409 2,241
Total notional $ 165,548 $ 386,037 $ 158,406 $ 709,991 $ 638,996
1 Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. Includes $ 77.4 billion (October 31, 2023 – $
67.2

billion) of the carrying value of these non-
derivative hedging instruments

designated under net investment hedges.
2

Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the foreign exchange risk category.
3

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is
$ 188.5

billion as at October 31, 2024 (October 31, 2023 – $
178.3

billion).
4
Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency

Credit Exposure of Derivatives
The current replacement cost and credit equivalent

amount shown in the following table are based

on the
standardized approach for counterparty credit

risk. According to this approach, the

current replacement cost accounts for

the fair value of the positions, posted and
received collateral, and master netting agreement

clauses. The credit equivalent amount is the

sum of the current replacement cost

and the potential future
exposure, which is calculated by applying

factors determined by OSFI to the notional

principal amount of the derivatives. The risk-weighted

amount is determined
by applying the adequate risk weights to

the credit equivalent amount.
Credit Exposure of Derivatives
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
Current Credit Risk- Current Credit Risk-
replacement equivalent weighted replacement equivalent weighted cost amount amount cost amount amount
Interest rate contracts
Forward rate agreements $ 35 $ 102 $ 29 $ 32 $ 141 $ 70
Swaps 4,215 11,037 964 6,436 13,423 1,142
Options written 7 140 26 3 92 27
Options purchased 17 123 23 27 140 39
Total interest rate contracts 4,274 11,402 1,042 6,498 13,796 1,278
Foreign exchange contracts
Forward contracts 1,746 5,643 1,022 1,514 4,732 968
Swaps 3,234 16,136 2,246 4,184 19,252 2,863
Cross-currency interest rate swaps 4,124 17,176 1,515 5,668 18,249 1,767
Options written 36 291 59 27 306 71
Options purchased 50 239 64 64 252 93
Total foreign exchange contracts 9,190 39,485 4,906 11,457 42,791 5,762
Other contracts
Credit derivatives – 207 30 4 278 50
Equity contracts 669 8,964 2,348 762 8,147 2,577
Commodity contracts 1,115 5,752 848 829 4,980 1,102
Total other contracts 1,784 14,923 3,226 1,595 13,405 3,729
Total derivatives 15,248 65,810 9,174 19,550 69,992 10,769
Qualifying Central Counterparty Contracts 10,529 19,117 652 6,494 27,211 969
Total $ 25,777 $ 84,927 $ 9,826 $ 26,044 $ 97,203 $ 11,738

Summary of Current Replacement Cost of Derivatives by Sector
Current Replacement Cost of Derivatives
(millions of Canadian dollars, except

as noted)
As at
Canada
1
United States
1
Other international
1
Total
October 31 October 31 October 31 October 31 October 31 October 31 October 31 October 31
By sector 2024 2023 2024 2023 2024 2023 2024 2023
Financial $ 4,647 $ 5,132 $ 38 $ 23 $ 272 $ 234 $ 4,957 $ 5,389
Government 3,594 5,441 98 189 2,618 4,455 6,310 10,085
Other 1,670 1,508 639 654 1,671 1,913 3,980 4,075
Total current replacement cost $ 9,911 $ 12,081 $ 775 $ 866 $ 4,561 $ 6,602 $ 15,247 $ 19,549
October 31 October 31
October 31 October 31 2024 2023
By location of risk 2024 2023 % mix % mix
Canada $ 3,737 $ 3,720 24.5% 19.0%
United States 4,937 7,108 32.4 36.4
Other international
United Kingdom 775 883 5.1 4.5
Europe – other 2,828 3,164 18.5 16.2
Other 2,970 4,674 19.5 23.9
Total Other international 6,573 8,721 43.1 44.6
Total current replacement cost $ 15,247 $ 19,549 100.0% 100.0%
1

Based on geographic location of unit responsible for recording revenue.